Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CNFinance Holdings Limited
Entity Central Index Key	0001733868
Entity File Number	001-38726
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	22/F, South Finance Center
Entity Address, Address Line Two	No. 6 Wuheng Road
Entity Address, Address Line Three	Tianhe District
Entity Address, City or Town	Guangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,371,643,240
American depositary shares, each ADS representing 20 ordinary shares, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each ADS representing 20 ordinary shares, par value US$0.0001 per share
Trading Symbol	CNF
Security Exchange Name	NYSE
Ordinary shares, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Bin Zhai,
Contact Personnel Email Address	ir@cashchina.cn
Entity Address, Address Line One	22/F, South Finance Center
Entity Address, Address Line Two	No. 6 Wuheng Road
Entity Address, Address Line Three	Tianhe District
Entity Address, City or Town	Guangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	20-62316688